Reconciliations of Liabilities Arising from Financing Activities	6 Months Ended
Jun. 30, 2026
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
34	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	Currency alignment	At end of year
	US$	US$	US$	US$	US$	US$	US$	US$
As of December 31, 2025
Bank borrowings	48,175	-	(38,502)	(9,673)	-	-	-	-
Lease liabilities	119,984	1,159,035	(120,240)	(425,987)	32,750	(32,750)	13,820	746,612
Other borrowings	134,216	-	(134,216)	-	-	-	-	-
	302,375	1,159,035	(292,958)	(435,660)	32,750	(32,750)	13,820	746,612

	At beginning of year	Addition	Disposal	Payment	Interest charges	Interest paid	Currency alignment	At end of year
	US$	US$	US$	US$	US$	US$	US$	US$
As of June 30, 2026
Lease liabilities	746,612	194,214	(132,226)	(230,805)	21,836	(21,836)	1,219	579,014
	746,612	194,214	(132,226)	(230,805)	21,836	(21,836)	1,219	579,014